Research and Development expenses - Additional Information (Details) - Research and Development Expenses [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and Development expenses
Before Capitalization	€ 15.6	€ 11.0
Increase in research and development expenses		€ 8.1
Percentage of increase in research and development expenses		34.90%	78.80%
Research and development expenses before capitalization		€ 23.3	€ 13.0
Research and development expenses after capitalization	€ 31.4	€ 23.3